Share capital - The changes in warrants (Details) - $ / shares		9 Months Ended	12 Months Ended
	Jul. 07, 2020	Sep. 30, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of warrants, Warrants exercised	(75,315)
Warrants
Disclosure of classes of share capital [line items]
Number of warrants, Warrants outstanding, beginning		20,603,396	22,369,718
Number of warrants, Warrants issued		0
Number of warrants, Warrants exercised		(1,648,065)	(1,116,322)
Number of warrants expired		0	(650,000)
Number of warrants, Warrants outstanding, ending		18,955,331	20,603,396
Weighted average exercise price, Warrants outstanding, beginning		$ 4.64	$ 5.03
Weighted average exercise price, Warrants issued		0.00	19.93
Weighted average exercise price, Warrants exercised		3.07	3.26
Weighted average exercise price, Warrants expired		0.00
Weighted average exercise price, Warrants outstanding, ending		$ 4.84	$ 4.64